                                                           File No. 333-86603
                                                                        --------
                                                                        811-1978


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   /X/
      Pre-Effective Amendment No.                                         / /

      Post-Effective Amendment No. 7                                      /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           /X/

      Amendment No.                                                       / /


                           (Exact Name of Registrant)
                        OHIO NATIONAL VARIABLE ACCOUNT A


                               (Name of Depositor)
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
              (Address of Depositor's Principal Executive Offices)
                                One Financial Way
                             Montgomery, Ohio 45242
                         (Depositor's Telephone Number)
                                 (513) 794-6100


                     (Name and Address of Agent for Service)
      Ronald L. Benedict, Corporate Vice President, Counsel and Secretary
                    The Ohio National Life Insurance Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                   Notice to:
                           W. Randolph Thompson, Esq.
                                   Of Counsel
                              Jones & Blouch L.L.P.
                                 Suite 410-East
                       1025 Thomas Jefferson Street, N.W.
                             Washington, D.C. 20007

Approximate Date of Proposed Public Offering: As soon after the effective date of this registration statement as is practicable.


It is proposed that this filing will become effective (check appropriate space):

              immediately upon filing pursuant to paragraph (b) of Rule 485
      ---


              on (date) pursuant to paragraph (b) of Rule 485
      ---

              60 days after filing pursuant to paragraph (a)(1) of Rule 485
      ---
       x      on April 1, 2002 pursuant to paragraph (a)(1) of Rule 485
      ---


If appropriate, check the following box:
              this post-effective amendment designates a new effective date for
      ---     a previously filed post-effective amendment.

                        OHIO NATIONAL VARIABLE ACCOUNT A


N-4 Item                            Caption in Prospectus
--------                            ---------------------
   1                                Cover Page

   2                                Glossary of Special Terms

   3                                Not applicable

   4                                Not applicable

   5                                Ohio National Life
                                    Ohio National Variable Account A
                                    The Funds

   6                                Deductions and Expenses

   7                                Description of Variable Annuity Contracts

   8                                Annuity Period

   9                                Death Benefit

   10                               Accumulation Period

   11                               Surrender and Partial Withdrawal

   12                               Federal Tax Status

   13                               Not applicable

   14                               Table of Contents

                                    Caption in Statement of Additional Information

   15                               Cover Page

   16                               Table of Contents

   17                               Not applicable

   18                               Custodian
                                    Independent Certified Public Accountants

   19                               See Prospectus (Distribution of Variable Annuity Contracts)
                                    Loans Under Tax-Sheltered Annuities

   20                               Underwriter

   21                               Calculation of Money Market Subaccount Yield
                                    Total Return

   22                               See Prospectus (Annuity Period)

   23                               Financial Statements

                                    Caption in Part C

   24                               Financial Statements and Exhibits

   25                               Directors and Officers of the Depositor

   26                               Persons Controlled by or Under Common Control with the Depositor or
                                    Registrant

   27                               Number of Contractowners

   28                               Indemnification

   29                               Principal Underwriter

   30                               Location of Accounts and Records

   31                               Not applicable

   32                               Undertakings and Representations

                                     PART A

                                   PROSPECTUS

                                   PROSPECTUS

                           FLEXIBLE PURCHASE PAYMENT
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                        OHIO NATIONAL VARIABLE ACCOUNT A
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                               One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (800) 667-3078

This prospectus offers a variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The variable annuity contracts are designed for:

- annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

- other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

- individual retirement annuities qualifying for tax-deferred treatment under
  Section 408 or 408A of the Code,

- state and municipal deferred compensation plans and

- non-tax-qualified retirement plans.


The minimum initial purchase payment is $5,000 ($3,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). We may limit your total purchase payments to $1,500,000. For each payment you make, we will credit an extra 4% of that amount to your contract value. The total expenses for this contract may be higher than the expenses for a similar contract not paying an extra credit. Over time, the value of the extra credit could be more than offset by the higher charges.


You may direct the allocation of your purchase payments to one or more (but not more than 10) subaccounts of Ohio National Variable Account A ("VAA") and/or the Guaranteed Account. VAA is a separate account of The Ohio National Life Insurance Company. The assets of VAA are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., the Dow Target Variable Fund LLC, Brinson Series Trust, First American Insurance Portfolios, Inc., Goldman Sachs Variable Insurance Trust, Janus Aspen Series, J.P. Morgan Series Trust II, Lazard Retirement Series, Inc., MFS Variable Insurance Trust, PBHG Insurance Series Fund, Inc., The Prudential Series Fund, Inc., Salomon Brothers Variable Series Funds Inc, Strong Variable Insurance Funds, Inc. and Variable Insurance Products Fund (Fidelity). See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about funds that are not available for these contracts.

You may withdraw all or part of the contract's value before annuity payments begin. You might incur federal income tax penalties for these early withdrawals. We may charge you a surrender charge up to 9% of the amount withdrawn. You may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

You may revoke the contract, without penalty, within 10 days of receiving it (or a longer period if required by state law).


KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAA AND THE VARIABLE ANNUITY CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAA HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 1, 2002. WE HAVE INCORPORATED THE STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING US AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON THE BACK PAGE OF THIS PROSPECTUS.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE CURRENT FUND PROSPECTUSES.

Form 8598                        APRIL 1, 2002

                               TABLE OF CONTENTS


Available Funds..........................      2
Fee Table................................      4
  Financial Statements...................     11
Accumulation Unit Values.................     11
  Ohio National Life.....................     16
  Ohio National Variable Account A.......     16
  The Funds..............................     16
  Mixed and Shared Funding...............     16
  Voting Rights..........................     17
Distribution of Variable Annuity
  Contracts..............................     17
Deductions and Expenses..................     17
  Surrender Charge.......................     17
  Contract Administration Charge.........     18
  Deduction for Administrative
     Expenses............................     18
  Deduction for Risk Undertakings........     18
  Transfer Fee...........................     19
  Deduction for State Premium Tax........     19
  Fund Expenses..........................     19
Description of Variable Annuity
  Contracts..............................     19
  10-Day Free Look.......................     19
Accumulation Period......................     19
  Purchase Payments......................     19
  Extra Credit...........................     20
  Accumulation Units.....................     20
  Crediting Accumulation Units...........     20
  Allocation of Purchase Payments........     20
  Accumulation Unit Value and
     Accumulation Value..................     20
  Net Investment Factor..................     21
  Surrender and Withdrawal...............     21
  Transfers among Subaccounts............     21
  Electronic Access......................     22
  Scheduled Transfers (Dollar Cost
     Averaging)..........................     22
  Portfolio Rebalancing..................     23
  Nursing Facility Confinement...........     23
  Optional Death Benefit.................     23
  Guaranteed Account.....................     24
  Optional Guaranteed Minimum Income
     Benefit ("GMIB")....................     25
  Ohio National Life Employee Discount...     25
  Texas State Optional Retirement
     Program.............................     26
Annuity Period...........................     26
  Annuity Payout Date....................     26
  Annuity Options........................     26
  Determination of Amount of the First
     Variable Annuity Payment............     27
  Annuity Units and Variable Payments....     27
  Transfers During Annuity Payout........     28
Other Contract Provisions................     28
  Assignment.............................     28
  Reports and Confirmations..............     28
  Substitution for Fund Shares...........     28
  Contract Owner Inquiries...............     28
  Performance Data.......................     28
Federal Tax Status.......................     29
  Tax-Deferred Annuities.................     30
  Qualified Pension or Profit-Sharing
     Plans...............................     31
  Withholding on Distribution............     31
  Individual Retirement Annuities
     (IRA)...............................     31
IRA Disclosure Statement.................     32
  Free Look Period.......................     32
  Eligibility Requirements...............     32
  Contributions and Deductions...........     32
  IRA for Non-working Spouse.............     33
  Rollover Contribution..................     34
  Premature Distributions................     34
  Distribution at Retirement.............     34
  Inadequate Distributions -- 50% Tax....     34
  Death Benefits.........................     35
  Roth IRAs..............................     35
  Savings Incentive Match Plan for
     Employees (SIMPLE)..................     35
  Reporting to the IRS...................     36
Illustration of IRA Fixed
  Accumulations..........................     36
Statement of Additional Information
  Contents...............................     37


                                AVAILABLE FUNDS

The investment adviser for Ohio National Fund, Inc. and Dow Target Variable Fund LLC is Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.


OHIO NATIONAL FUND, INC.                      INVESTMENT ADVISER (SUBADVISER)
Money Market Portfolio                        Ohio National Investments, Inc.
Equity Portfolio                              (Legg Mason Funds Management, Inc.)
Bond Portfolio                                Ohio National Investments, Inc.
Omni Portfolio (an asset allocation fund)     Ohio National Investments, Inc.
S&P 500 Index Portfolio                       Ohio National Investments, Inc.
International Portfolio                       (Federated Global Investment Management Corp.)
International Small Company Portfolio         (Federated Global Investment Management Corp.)
Capital Appreciation Portfolio                (Jennison Associates LLC)
Discovery (formerly called Small Cap)         (Founders Asset Management LLC)
  Portfolio
Aggressive Growth Portfolio                   (Janus Capital Corporation)
Growth & Income Portfolio                     (RS Investment Management Co. LLC)
Capital Growth Portfolio                      (RS Investment Management Co. LLC)
High Income Bond Portfolio                    (Federated Investment Counseling)
Equity Income Portfolio                       (Federated Investment Counseling)


Form 8598


Blue Chip Portfolio                           (Federated Investment Counseling)
Core Growth Portfolio                         (Pilgrim Baxter & Associates, Ltd.)
Nasdaq-100 Index Portfolio                    Ohio National Investments, Inc.
THE DOW(SM) TARGET VARIABLE FUND LLC
The Dow(SM) Target 10 Portfolios              (First Trust Advisors L.P.)
The Dow(SM) Target 5 Portfolios               (First Trust Advisors L.P.)
BRINSON SERIES TRUST
Tactical Allocation Portfolio                 Brinson Advisors, Inc.
*FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
  (CLASS IB)
Corporate Bond Portfolio                      U.S. Bancorp Asset Management, Inc.
Equity Income Portfolio                       U.S. Bancorp Asset Management, Inc.
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund          Goldman Sachs Asset Management
Goldman Sachs CORE U.S. Equity Fund           Goldman Sachs Asset Management
Goldman Sachs Capital Growth Fund             Goldman Sachs Asset Management
JANUS ASPEN SERIES (SERVICE SHARES)
Growth Portfolio                              Janus Capital Corporation
International Growth Portfolio                Janus Capital Corporation
Worldwide Growth Portfolio                    Janus Capital Corporation
Balanced Portfolio                            Janus Capital Corporation
J.P. MORGAN SERIES TRUST II
J.P. Morgan Mid Cap Value Portfolio           Robert Fleming, Inc.
J.P. Morgan Small Company Portfolio           J.P. Morgan Investment Management Inc.
LAZARD RETIREMENT SERIES, INC.
Small Cap Portfolio                           Lazard Asset Management
Emerging Markets Portfolio                    Lazard Asset Management
MFS VARIABLE INSURANCE TRUST (SERVICE
  CLASS)
MFS Investors Growth Stock Series             Massachusetts Financial Services Company
MFS Mid Cap Growth Series                     Massachusetts Financial Services Company
MFS New Discovery Series                      Massachusetts Financial Services Company
MFS Total Return Series                       Massachusetts Financial Services Company
PBHG INSURANCE SERIES FUND
PBHG Technology & Communications Portfolio    Pilgrim Baxter & Associates, Ltd.
THE PRUDENTIAL SERIES FUND, INC.
Prudential Jennison Portfolio (a growth       Jennison Associates LLC
  stock fund)
20/20 Focus Portfolio (a value and growth     Jennison Associates LLC
  fund)
SALOMON BROTHERS VARIABLE SERIES FUNDS INC
Capital Fund                                  Salomon Brothers Asset Management Inc
Total Return Fund                             Salomon Brothers Asset Management Inc
Investors Fund (a capital growth fund)        Salomon Brothers Asset Management Inc
STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II                 Strong Capital Management, Inc.
Strong Opportunity Fund II (a mid             Strong Capital Management, Inc.
  cap/small cap fund)
VARIABLE INSURANCE PRODUCTS FUND SERVICE
  CLASS 2 (FIDELITY)
VIP Contrafund(R) Portfolio (a value fund)    Fidelity Management & Research Company
VIP Mid Cap Portfolio                         Fidelity Management & Research Company
VIP Growth Portfolio                          Fidelity Management & Research Company


* The First American Insurance Portfolios, Inc. are available only in contracts sold through affiliates of their investment adviser.

Form 8598

                                   FEE TABLE

CONTRACTOWNER TRANSACTION EXPENSES                                YEARS        PAYMENT
----------------------------------                                -----        -------
Deferred Sales Load (this "surrender charge" is a percentage
of value withdrawn; the                                            1st            9%
percentage varies with number of years from purchase
  payments to which values relate)                                 2nd            8%
                                                                   3rd            7%
                                                                   4th            6%
                                                                   5th            5%
                                                                   6th            4%
                                                                   7th            2%
                                                                   8th            1%
                                                              9th and later       0%

Exchange (transfer) Fee  $10 (currently no charge for the first 12 transfers each contract year)
Annual Contract Fee      $30 (no fee if contract value exceeds $50,000)


VAA ANNUAL EXPENSES (as a percentage of average account
  value)
Mortality and Expense Risk Fees***                              1.15%
Administrative Expenses                                         0.25%
                                                                ----
Total VAA Annual Expenses (without optional added benefits)     1.40%

Optional annual stepped-up death benefit                        0.10%
Optional enhanced death benefit                                 0.30%
Optional guaranteed minimum income benefit                      0.45%
                                                                ----
Total VAA Annual Expenses with all three added benefits         2.25%


*** The Mortality and Expense Risk fees may be changed at any time, but may not be increased to more than 1.15%.

Neither the table nor the examples reflect any premium taxes that may apply to a contract. These currently range from 0% to 3.5%. For further details, see Deduction for State Premium Tax.


If you choose the optional annual stepped-up death benefit, the indicated charge is made annually on the contract anniversary. That charge is based on the death benefit amount which may be greater than the account value. In that event, the expenses shown as a percentage of death benefit would be a larger percentage of the average account value and the amounts shown in the examples would be larger. If you choose the optional enhanced death benefit, the charge is 0.15% or 0.30% (0.30% or 0.60% if you are age 71 to 75 when the contract is issued) of the average variable account value. If you choose the optional guaranteed minimum income benefit, the indicated charge is made on each contract anniversary. That charge is based on the guaranteed income base which may be greater than the contract value when the charge is made. In that event, amounts shown in the examples would be larger. The table and examples assume purchase of all available optional benefits. The total expenses shown above and in the examples will be less if you do not purchase all available options. See Death Benefit and Optional Guaranteed Minimum Income Benefit ("GMIB") for details.


Form 8598

FUND ANNUAL EXPENSES (as a percentage of the Fund average net assets)


                                                                              TOTAL FUND
                                                                               EXPENSES       TOTAL       TOTAL FUND
                                                                               WITHOUT       WAIVERS       EXPENSES
                                       MANAGEMENT   DISTRIBUTION    OTHER     WAIVERS OR       AND       WITH WAIVERS
                                          FEES      (12b-1) FEES   EXPENSES   REDUCTIONS   REDUCTIONS*   OR REDUCTIONS
                                       ----------   ------------   --------   ----------   -----------   -------------
OHIO NATIONAL FUND, INC.:
  Money Market*                           0.30%         0.00%        0.13%       0.43%         0.05%         0.38%
  Equity                                  0.80%         0.00%        0.11%       0.91%         0.00%         0.91%
  Bond                                    0.60%         0.00%        0.17%       0.77%         0.00%         0.77%
  Omni                                    0.55%         0.00%        0.12%       0.67%         0.00%         0.67%
  S&P 500 Index                           0.37%         0.00%        0.13%       0.50%         0.00%         0.50%
  International*                          0.91%         0.00%        0.29%       1.20%         0.06%         1.14%
  International Small Company             1.00%         0.00%        0.63%       1.63%         0.00%         1.63%
  Capital Appreciation                    0.80%         0.00%        0.16%       0.96%         0.00%         0.96%
  Discovery                               0.80%         0.00%        0.12%       0.92%         0.00%         0.92%
  Aggressive Growth                       0.80%         0.00%        0.18%       0.98%         0.00%         0.98%
  Growth & Income                         0.85%         0.00%        0.13%       0.98%         0.00%         0.98%
  Capital Growth                          0.90%         0.00%        0.13%       1.03%         0.00%         1.03%
  High Income Bond                        0.75%         0.00%        0.35%       1.10%         0.00%         1.10%
  Equity Income                           0.75%         0.00%        0.33%       1.08%         0.00%         1.08%
  Blue Chip                               0.90%         0.00%        0.35%       1.25%         0.00%         1.25%
  Core Growth                             0.95%         0.00%        0.14%       1.09%         0.00%         1.09%
  Nasdaq-100 Index*                       0.75%         0.00%        0.37%       1.12%         0.35%         0.77%
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10*                          0.60%         0.00%        1.02%       1.62%         0.21%         1.41%
  Dow Target 5*                           0.60%         0.00%        1.73%       2.33%         1.27%         1.06%
BRINSON SERIES TRUST:
  Tactical Allocation*                    0.50%         0.25%        0.19%       0.94%         0.04%         0.90%
FIRST AMERICAN INSURANCE PORTFOLIOS
  (CLASS IB):
  Corporate Bond*                         0.70%         0.00%        0.77%       1.47%         0.20%         1.27%
  Equity Income*                          0.65%         0.00%        1.50%       2.15%         1.05%         1.10%
GOLDMAN SACHS VARIABLE INSURANCE
  TRUST:
  Goldman Sachs Growth and Income*        0.75%         0.00%        0.47%       1.22%         0.22%         1.00%
  Goldman Sachs CORE U.S. Equity          0.70%         0.00%        0.17%       0.87%        -0.03%         0.90%
  Goldman Sachs Capital Growth*           0.75%         0.00%        1.09%       1.84%         0.84%         1.00%
JANUS ASPEN SERIES (SERVICE SHARES):
  Growth                                  0.65%         0.25%        0.02%       0.92%         0.00%         0.92%
  International Growth                    0.65%         0.25%        0.06%       0.96%         0.00%         0.96%
  Worldwide Growth                        0.65%         0.25%        0.05%       0.95%         0.00%         0.95%
  Balanced                                0.65%         0.25%        0.02%       0.92%         0.00%         0.92%
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value*              0.70%         0.00%        0.92%       1.62%         0.62%         1.00%
  J.P. Morgan Small Company*              0.60%         0.00%        0.72%       1.32%         0.17%         1.15%
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                              0.75%         0.25%        1.76%       2.76%         1.51%         1.25%
  Emerging Markets*                       1.00%         0.25%        2.90%       4.15%         2.55%         1.60%


Form 8598

                                                                              TOTAL FUND
                                                                               EXPENSES       TOTAL       TOTAL FUND
                                                                               WITHOUT       WAIVERS       EXPENSES
                                       MANAGEMENT   DISTRIBUTION    OTHER     WAIVERS OR       AND       WITH WAIVERS
                                          FEES      (12b-1) FEES   EXPENSES   REDUCTIONS   REDUCTIONS*   OR REDUCTIONS
                                       ----------   ------------   --------   ----------   -----------   -------------
MFS VARIABLE INSURANCE TRUST:
  MFS Investors Growth Stock*             0.75%         0.20%        0.17%       1.12%         0.01%         1.11%
  MFS Mid Cap Growth*                     0.75%         0.20%        1.46%       2.41%         1.30%         1.11%
  MFS New Discovery*                      0.90%         0.20%        0.19%       1.29%         0.03%         1.26%
  MFS Total Return                        0.75%         0.20%        0.15%       1.10%         0.00%         1.10%
PBHG INSURANCE SERIES FUND:
  PBHG Technology & Communications        0.85%         0.00%        0.19%       1.04%         0.00%         1.04%
THE PRUDENTIAL SERIES FUND, INC.:
  Prudential Jennison                     0.60%         0.25%        0.19%       1.04%         0.00%         1.04%
  20/20 Focus                             0.75%         0.25%        0.28%       1.28%         0.00%         1.28%
SALOMON BROTHERS VARIABLE SERIES
  FUNDS INC:
  Capital*                                0.85%         0.00%        0.42%       1.27%         0.27%         1.00%
  Total Return*                           0.80%         0.00%        0.54%       1.34%         0.34%         1.00%
  Investors                               0.70%         0.00%        0.21%       0.91%         0.00%         0.91%
STRONG VARIABLE INSURANCE FUNDS,
  INC.:
  Strong Mid Cap Growth II*               1.00%         0.00%        0.16%       1.16%         0.01%         1.15%
  Strong Opportunity II*                  1.00%         0.00%        0.18%       1.18%         0.08%         1.10%
VARIABLE INSURANCE PRODUCTS FUND
  (FIDELITY):
  VIP Contrafund                          0.57%         0.25%        0.10%       0.92%         0.00%         0.92%
  VIP Mid Cap                             0.57%         0.25%        0.17%       0.99%         0.00%         0.99%
  VIP Growth                              0.57%         0.25%        0.09%       0.91%         0.00%         0.91%

* The investment advisers of certain Funds are voluntarily waiving part or all of their management fees and/or reimbursing certain Funds in order to reduce total Fund expenses.

Form 8598

EXAMPLE -- Assuming that any expense waivers or reimbursements continue for the periods shown, and that you are younger than age 71 at issue, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each Fund, assuming 5% annual return:


                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
OHIO NATIONAL FUND, INC.:
  Money Market*                                                $103      $133       $166        $261
  Equity                                                        109       150        193         316
  Bond                                                          107       145        186         302
  Omni                                                          106       142        181         292
  S&P 500 Index                                                 105       137        172         274
  International*                                                111       157        206         339
  International Small Company                                   116       172        230         386
  Capital Appreciation                                          109       151        196         321
  Discovery                                                     109       150        194         317
  Aggressive Growth                                             110       152        197         323
  Growth & Income                                               110       152        197         323
  Capital Growth                                                110       153        200         328
  High Income Bond                                              111       156        203         335
  Equity Income                                                 111       155        202         333
  Blue Chip                                                     112       160        211         350
  Core Growth                                                   111       155        203         334
  Nasdaq-100 Index*                                             111       156        204         337
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10*                                                114       165        219         365
  Dow Target 5*                                                 111       154        201         331
BRINSON SERIES TRUST:
  Tactical Allocation*                                          109       149        193         315
FIRST AMERICAN INSURANCE PORTFOLIOS (CLASS IB):
  Corporate Bond*                                               113       161        212         352
  Equity Income*                                                111       156        203         335
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                              110       153        198         325
  Goldman Sachs CORE U.S. Equity                                109       149        193         315
  Goldman Sachs Capital Growth*                                 110       153        198         325
JANUS ASPEN SERIES (SERVICE SHARES):
  Growth                                                        109       150        194         317
  International Growth                                          109       151        196         321
  Worldwide Growth                                              109       151        195         320
  Balanced                                                      109       150        194         317
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value*                                    110       153        198         325
  J.P. Morgan Small Company*                                    111       157        206         340
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                                    112       160        211         350
  Emerging Markets*                                             116       171        228         383
MFS VARIABLE INSURANCE TRUST:
  MFS Investors Growth Stock*                                   111       156        204         336
  MFS Mid Cap Growth*                                           111       156        204         336
  MFS New Discovery*                                            113       161        211         351
  MFS Total Return                                              111       156        203         335


Form 8598

                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
PBHG INSURANCE SERIES FUND:
  PBHG Technology & Communications                             $110      $154       $200        $329
THE PRUDENTIAL SERIES FUND, INC.:
  Prudential Jennison                                           110       154        200         329
  20/20 Focus                                                   113       161        212         353
SALOMON BROTHERS VARIABLE SERIES FUNDS INC:
  Capital*                                                      110       153        198         325
  Total Return*                                                 110       153        198         325
  Investors                                                     109       150        193         316
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II*                                     111       157        206         340
  Strong Opportunity II*                                        111       156        203         335
VARIABLE INSURANCE PRODUCTS FUND (FIDELITY):
  VIP Contrafund                                                109       150        194         317
  VIP Mid Cap                                                   110       152        198         324
  VIP Growth                                                    109       150        193         316

EXAMPLE -- If you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:


                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
OHIO NATIONAL FUND, INC.:
  Money Market*                                                $ 23      $ 71       $122        $261
  Equity                                                         29        88        149         316
  Bond                                                           27        83        142         302
  Omni                                                           26        80        137         292
  S&P 500 Index                                                  24        75        128         274
  International*                                                 31        95        161         339
  International Small Company                                    36       110        185         386
  Capital Appreciation                                           29        89        152         321
  Discovery                                                      29        88        150         317
  Aggressive Growth                                              29        90        153         323
  Growth & Income                                                29        90        153         323
  Capital Growth                                                 30        91        155         328
  High Income Bond                                               30        93        159         335
  Equity Income                                                  30        93        158         333
  Blue Chip                                                      32        98        167         350
  Core Growth                                                    30        93        158         334
  Nasdaq-100 Index*                                              31        94        160         337
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10*                                                 34       103        175         365
  Dow Target 5*                                                  30        92        157         331
BRINSON SERIES TRUST:
  Tactical Allocation*                                           28        87        149         315
FIRST AMERICAN INSURANCE PORTFOLIOS (CLASS IB):
  Corporate Bond*                                                32        99        168         352
  Equity Income*                                                 30        93        159         335
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                               29        90        154         325
  Goldman Sachs CORE U.S. Equity                                 28        87        149         315
  Goldman Sachs Capital Growth*                                  29        90        154         325


Form 8598

                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
JANUS ASPEN SERIES (SERVICE SHARES):
  Growth                                                       $ 29      $ 88       $150        $317
  International Growth                                           29        89        152         321
  Worldwide Growth                                               29        89        151         320
  Balanced                                                       29        88        150         317
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value*                                     29        90        154         325
  J.P. Morgan Small Company*                                     31        95        161         340
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                                     32        98        167         350
  Emerging Markets*                                              36       109        184         383
MFS VARIABLE INSURANCE TRUST:
  MFS Investors Growth Stock*                                    31        94        159         336
  MFS Mid Cap Growth*                                            31        94        159         336
  MFS New Discovery*                                             32        98        167         351
  MFS Total Return                                               30        93        159         335
PBHG INSURANCE SERIES FUND:
  PBHG Technology & Communications                               30        92        156         329
THE PRUDENTIAL SERIES FUND, INC.:
  Prudential Jennison                                            30        92        156         329
  20/20 Focus                                                    32        92        168         353
SALOMON BROTHERS VARIABLE SERIES FUNDS INC:
  Capital*                                                       29        90        154         325
  Total Return*                                                  29        90        154         325
  Investors                                                      29        88        149         316
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II*                                      31        95        161         340
  Strong Opportunity II*                                         30        93        159         335
VARIABLE INSURANCE PRODUCTS FUND (FIDELITY):
  VIP Contrafund                                                 29        88        150         317
  VIP Mid Cap                                                    29        90        153         324
  VIP Growth                                                     29        88        149         316

EXAMPLE -- Without the voluntary fee waivers or reimbursements by investment advisers, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each of the following Funds, assuming 5% annual return:


                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
OHIO NATIONAL FUND, INC.:
  Money Market                                                 $104      $135       $168        $267
  International                                                 112       159        208         345
  Nasdaq-100 Index
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10                                                 116       172        229         385
  Dow Target 5                                                  124       193        264         449
BRINSON SERIES TRUST:
  Tactical Allocation                                           109       151        195         319
FIRST AMERICAN INSURANCE PORTFOLIOS (CLASS IB):
  Corporate Bond                                                115       167        222         371
  Equity Income                                                 117       178        245         414


Form 8598

                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                              $112      $159       $209        $347
  Goldman Sachs Capital Growth                                  119       178        240         405
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value                                     116       172        229         385
  J.P. Morgan Small Company                                     113       162        214         357
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                     128       206        284         485
  Emerging Markets                                              142       246        347         590
MFS VARIABLE INSURANCE TRUST:
  MFS Investors Growth Stock                                    111       156        204         337
  MFS Mid Cap Growth                                            125       195        268         456
  MFS New Discovery                                             113       161        213         354
SALOMON BROTHERS VARIABLE SERIES FUNDS INC:
  Capital                                                       113       161        212         352
  Total Return                                                  113       163        215         359
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II                                      112       157        206         341
  Strong Opportunity II                                         112       158        207         343


EXAMPLE -- Without the voluntary fee waivers or reimbursements by investment advisers, if you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:


                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
OHIO NATIONAL FUND, INC.:
  Money Market                                                 $24       $ 73       $124        $267
  International                                                 32         96        164         345
  Nasdaq-100 Index
BRINSON SERIES TRUST:
  Tactical Allocation                                           29         88        151         319
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10                                                 36        109        185         385
  Dow Target 5                                                  43        131        219         449
FIRST AMERICAN INSURANCE PORTFOLIOS (CLASS IB):
  Corporate Bond                                                34        105        178         371
  Equity Income                                                 40        121        202         414
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                               32         97        165         347
  Goldman Sachs Capital Growth                                  38        116        196         405
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value                                     36        109        185         385
  J.P. Morgan Small Company                                     33        100        170         357
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                     48        143        240         485
  Emerging Markets                                              62        183        302         590
MFS VARIABLE INSURANCE TRUST:
  MFS Investors Growth Stock                                    31         94        160         337
  MFS Mid Cap Growth                                            44        133        223         456
  MFS New Discovery                                             32         99        169         354


Form 8598

                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC:
  Capital                                                      $32       $ 99       $168        $352
  Total Return                                                  33        101        171         359
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II                                      31         95        162         341
  Strong Opportunity II                                         31         96        163         343

The purpose of the above table is to help you to understand the costs and expenses that you will bear directly or indirectly. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Note that the expense amounts shown in the examples are aggregate amounts for the total number of years indicated. In the examples, the annual fee is treated as if it were deducted as a percentage of assets, based upon the average account value for all contracts, including ones from which a portion of the contract fee may be paid from amounts invested in the Guaranteed Account. The above table and examples reflect only the charges for contracts currently offered by this prospectus and not other contracts that we may offer.

FINANCIAL STATEMENTS

The complete financial statements of VAA and Ohio National Life, including the Independent Auditors' Reports for them, are included in the Statement of Additional Information.

                            ACCUMULATION UNIT VALUES


This series of variable annuity contracts began on December 1, 1999. Since then, the following changes have been made to available Funds:



January 3, 2000            Ohio National Fund Discovery (formerly called Small Cap) and
                           Aggressive Growth portfolios and Prudential Series Fund
                           portfolios added
May 1, 2000                Ohio National Fund Core Growth and Nasdaq-100 Index
                           portfolios, Janus Aspen Series Service Shares portfolios,
                           PBHG Technology & Communications portfolio and Variable
                           Insurance Products (Fidelity) portfolios added
May 1, 2000                Janus Aspen Series Institutional Shares portfolios and
                           Morgan Stanley Universal Funds discontinued for new
                           contracts
September 15, 2000         Brinson Series (formerly called Mitchell Hutchins Series)
                           Strategic Income and Small Cap portfolios discontinued for new contracts
March 19, 2001             Strong Multi Cap Value II (formerly called Strong Schafer
                           Value Fund II) discontinued for new contracts
October 26, 2001           Brinson Series (formerly called Mitchell Hutchins Series)
                           Growth & Income portfolio discontinued for new contracts.
November 1, 2001           J.P. Morgan Mid Cap Value portfolio and MFS Variable
                           Insurance Trust funds added
December 17, 2001          First American Insurance Portfolios ("FAIP") Corporate Bond
                           portfolio replaced Ohio National Fund Strategic Income
                           portfolio and FAIP Equity Income portfolio replaced Ohio
                           National Fund Relative Value portfolio and Firstar Growth &
                           Income portfolio through mergers.
April 1, 2002              Goldman Sachs Global Income Fund discontinued for new
                           contracts.


Form 8598

OHIO NATIONAL FUND:


                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
Money Market                                  1999             $10.00             $10.62              16,673
                                              2000              10.62              11.14             335,458
                                              2001              11.14              11.41
Equity                                        1999              10.00              10.80             103,023
                                              2000              10.80               9.95           2,676,002
                                              2001               9.95               8.98
Bond                                          2000              10.00              10.58             115,487
                                              2001              10.58              11.31
Omni                                          2000              10.00               8.65             138,561
                                              2001               8.65               7.42
S&P 500 Index                                 1999              10.00              13.80              19,198
                                              2000              13.80              12.30             330,940
                                              2001              12.30              10.51
International                                 1999              10.00              15.44               1,662
                                              2000              15.44              11.85              58,458
                                              2001              11.85               8.23
International Small Company                   2000              10.00              10.38              76,331
                                              2001              10.38               7.24
Capital Appreciation                          1999              10.00              10.33               3,443
                                              2000              10.33              13.39              54,030
                                              2001              13.39              14.49
Discovery                                     2000              10.00               9.32             407,438
                                              2001               9.32               7.50
Aggressive Growth                             2000              10.00               7.58             213,185
                                              2001               7.58               5.09
Growth & Income                               1999              10.00              14.87               2,199
                                              2000              14.87              13.45             546,889
                                              2001              13.45              11.54
Capital Growth                                1999              10.00              30.94              15,448
                                              2000              30.94              22.58             270,986
                                              2001              22.58              19.01
High Income Bond                              1999              10.00               9.95               3,058
                                              2000               9.95               9.12              63,828
                                              2001               9.12               9.38
Equity Income                                 2000              10.00              10.60             136,802
                                              2001              10.60               9.22
Blue Chip                                     2000              10.00              10.56              64,820
                                              2001              10.56               9.98
Core Growth                                   2000              10.00               7.72              34,647
                                              2001               7.72               4.61
Nasdaq-100 Index                              2000              10.00               6.03             270,986
                                              2001               6.03               4.01
DOW TARGET VARIABLE FUND:
Dow Target 10, January                        2001              10.20               9.71
Dow Target 10, February                       2000              10.00              10.99               1,621
                                              2001              10.99              10.36


Form 8598

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
Dow Target 10, March                          2000             $10.00             $10.59                 125
                                              2001              10.59              10.07
Dow Target 10, April                          2000              10.00              10.28                 510
                                              2001              10.28               9.93
Dow Target 10, May                            2000              10.00               9.39                 148
                                              2001               9.39               9.12
Dow Target 10, June                           2000              10.00               9.05                 708
                                              2001               9.05               8.81
Dow Target 10, July                           2000              10.00               9.10                  34
                                              2001               9.10               8.67
Dow Target 10, August                         2000              10.00               8.95               3,971
                                              2001               8.95               8.55
Dow Target 10, September                      2000              10.00               8.97                   2
                                              2001               8.97               8.49
Dow Target 10, October                        2000              10.00               9.94                 347
                                              2001               9.94               9.64
Dow Target 10, November                       2000              10.00               9.41                  70
                                              2001               9.41               9.16
Dow Target 10, December                       1999              10.00              10.00               1,047
                                              2000              10.00               9.83               1,085
                                              2001               9.83               9.61
Dow Target 5, January                         2000              10.00              11.16               6,015
                                              2001              11.16              10.64
Dow Target 5, February                        2000              10.00              12.04               3,674
                                              2001              12.04              11.70
Dow Target 5, March                           2000              10.00              13.50               3,334
                                              2001              13.50              12.70
Dow Target 5, April                           2000              10.00              12.32               5,026
                                              2001              12.32              10.86
Dow Target 5, May                             2000              10.00              12.77               3,201
                                              2001              12.77              11.43
Dow Target 5, June                            2000              10.00              11.64               3,427
                                              2001              11.64              10.51
Dow Target 5, July                            2000              10.00              11.74                 497
                                              2001              11.74              10.97
Dow Target 5, August                          2000              10.00              11.77                  11
                                              2001              11.77              11.83
Dow Target 5, September                       2000              10.00               8.63                  16
                                              2001               8.63               8.71
Dow Target 5, October                         2000              10.00               9.14                  14
                                              2001               9.14               9.30
Dow Target 5, November                        2000              10.00               8.51                  15
                                              2001               8.51               8.58
Dow Target 5, December                        1999              10.00              10.00               2,906
                                              2000              10.00              10.56               9,719
                                              2001              10.56              10.87


Form 8598

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
FIRST AMERICAN INSURANCE PORTFOLIOS:
Corporate Bond                                2000             $10.00             $10.28                 581
                                              2001              10.28              10.97
Equity Income                                 2000              10.00              10.04              14,497
                                              2001              10.04               9.14
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Growth & Income                 2000              10.00               8.65              75,055
                                              2001               8.65               7.73
Goldman Sachs CORE U.S. Equity                1999              10.00              12.49               7,270
                                              2000              12.49              11.13              49,745
                                              2001              11.13               9.66
Goldman Sachs Capital Growth                  1999              10.00              14.03                  37
                                              2000              14.03              12.73              62,243
                                              2001              12.73              10.74
Goldman Sachs Global Income                   2000              10.00              11.10              16,840
                                              2001              11.10              11.47
JANUS ASPEN SERIES (INSTITUTIONAL
  SHARES):
Growth                                        1999              10.00              16.41              37,224
                                              2000              16.41              13.83             425,289
                                              2001              13.83              10.26
International Growth                          1999              10.00              17.75              16,246
                                              2000              17.75              14.71             129,827
                                              2001              14.71              11.14
Worldwide Growth                              1999              10.00              17.04               6,228
                                              2000              17.04              14.17             258,571
                                              2001              14.17              10.84
Balanced                                      1999              10.00              14.53               6,426
                                              2000              14.53              14.01             281,520
                                              2001              14.01              13.17
JANUS ASPEN SERIES (SERVICE SHARES):
Growth                                        2000              10.00               8.08           1,415,453
                                              2001               8.08               5.98
International Growth                          2000              10.00               7.88             502,604
                                              2001               7.88               5.95
Worldwide Growth                              2000              10.00               7.98           1,220,514
                                              2001               7.98               6.09
Balanced                                      2000              10.00               9.72             994,302
                                              2001               9.72               9.12
J.P. MORGAN SERIES TRUST II:
J.P. Morgan Small Company                     1999              10.00              11.87               1,352
                                              2000              11.87              10.38              33,508
                                              2001              10.38               9.41
J.P. Morgan Mid Cap Value                     2001              10.00              10.96
LAZARD RETIREMENT SERIES:
Small Cap                                     2000              10.00              11.09              11,770
                                              2001              11.09              12.97
Emerging Markets                              2000              10.00               8.14              62,243
                                              2001               8.14               7.62


Form 8598

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
MFS VARIABLE INSURANCE TRUST:
Investors Growth Stock                        2001             $10.00             $10.71
Mid Cap Growth                                2001              10.00              11.10
New Discovery                                 2001              10.00              11.55
Total Return                                  2001              10.00              10.25
BRINSON SERIES TRUST:
Growth & Income                               2000              10.00               9.87              33,648
                                              2001               9.87               9.73
Tactical Allocation                           1999              10.00              10.47               2,261
                                              2000              10.47              10.10             115,408
                                              2001              10.10               8.71
Strategic Income                              2000              10.00               9.92              16,142
                                              2001               9.92               9.29
Small Cap                                     2000              10.00              12.15               6,087
                                              2001              12.15              11.52
PBHG INSURANCE SERIES FUND:
Technology & Communications                   2000              10.00               5.33             215,666
                                              2001               5.33               2.51
PRUDENTIAL SERIES FUND:
Prudential Jennison                           2000              10.00               8.57             113,643
                                              2001               8.57               6.88
20/20 Focus                                   2000              10.00               9.72               9,244
                                              2001               9.72               9.46
SALOMON BROTHERS VARIABLE SERIES FUNDS:
Capital                                       2000              10.00              14.98              27,796
                                              2001              14.98              15.05
Total Return                                  2000              10.00              10.58               7,831
                                              2001              10.58              10.35
Investors                                     1999              10.00              11.16                 596
                                              2000              11.16              12.68              14,718
                                              2001              12.68              11.98
STRONG VARIABLE INSURANCE FUNDS:
Strong Mid Cap Growth II                      1999              10.00              21.58               9,305
                                              2000              21.58              18.13             594,176
                                              2001              18.13              12,38
Strong Opportunity II                         2000              10.00              13.35             192,484
                                              2001              13.35              12.67
Strong Multi Cap Value II                     2000              10.00               9.57              14,931
                                              2001               9.57               9.82
VARIABLE INSURANCE PRODUCTS FUND
  (FIDELITY):
VIP Contrafund                                2000              10.00               9.23             179,099
                                              2001               9.23               7.96
VIP Mid Cap                                   2000              10.00              11.15             273,279
                                              2001              11.15              10.61
VIP Growth                                    2000              10.00               8.45           1,076,275
                                              2001               8.45               6.85


Form 8598

OHIO NATIONAL LIFE

Ohio National Life was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets in excess of $7.8 billion and equity in excess of $700 million. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the majority voting interest of the holding company.

OHIO NATIONAL VARIABLE ACCOUNT A

We established VAA on August 1, 1969 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA. However, contract values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAA are credited to or charged against VAA without regard to our other income, gains or losses. The assets maintained in VAA will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts. VAA is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the subaccounts of VAA are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAA, including some subaccounts that are not available for these contracts.

THE FUNDS

The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the fee table beginning on page 4. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAA. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

For additional information concerning the Funds, including their investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

MIXED AND SHARED FUNDING

In addition to being offered to VAA, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity

Form 8598
separate accounts, or separate accounts of other life insurance companies, and qualified plans to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA's participation in a Fund. Material conflicts could result from such things as:

- changes in state insurance law;

- changes in federal income tax law;

- changes in the investment management of any Fund; or

- differences in voting instructions given by different types of owners.

VOTING RIGHTS

We will vote Fund shares held in VAA at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA, for which no timely instructions are received, in proportion to the instructions that we do receive.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. "ONEQ" is a wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONEQ and the broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. We pay ONEQ 7.25% of each purchase payment and ONEQ then pays part of that to the broker-dealers. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ's address is One Financial Way, Montgomery, Ohio 45242.

                            DEDUCTIONS AND EXPENSES

SURRENDER CHARGE

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to broker-dealers, cost of sales literature and prospectuses, and other expenses related to sales activity. The surrender charge is a percent of the lesser of (a) the amount you withdraw or surrender or (b) your total purchase payments minus all previous withdrawals. This percentage varies

Form 8598
with the number of years from the date the purchase payments were made (starting with the first purchase payment) as follows:

    YEARS       PAYMENT
    -----       -------
     1st         9%
     2nd         8%
     3rd         7%
     4th         6%
     5th         5%
     6th         4%
     7th         2%
     8th         1%
9th and later    0%

During each contract year, you may withdraw not more than 10% of the contract value (as of the day of the first withdrawal made during that contract year) without a surrender charge. You may take this 10% annual free withdrawal in up to 12 installments.

CONTRACT ADMINISTRATION CHARGE

Each year on the contract anniversary (or when you surrender of the contract), we will deduct a contract administration charge of $30 from the contract value. This helps to repay us for maintaining the contract. There is no contract administration charge for contracts having a value of at least $50,000. There is no charge after annuity payments begin. We guarantee not to increase the contract administration charge.

DEDUCTION FOR ADMINISTRATIVE EXPENSES

At the end of each valuation period we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for expenses not covered by the contract administration charge. Examples of these expenses are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

DEDUCTION FOR RISK UNDERTAKINGS

We guarantee that, until annuity payments begin, the contract's value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before annuity payments begin. After annuity payments begin, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.15% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.15% on an annual basis. We agree that the deduction for these risk undertakings shall not be increased to more than the rate in effect at the time the contract is issued. We may discontinue this limitation on our right to increase the deduction, but only as to contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.65% for mortality risk, and 0.50% for expense risk. We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.

Form 8598

There is an additional charge if you choose the optional enhanced death benefit. That charge is a percent of your contract value:

                                                                CHARGE
                                                                ------
Enhanced death benefit at Issue ages through 70                  0.15%
Enhanced death benefit at Issue ages 71 through 75               0.30%
Enhanced death benefit "Plus" at Issue ages through 70           0.30%
Enhanced death benefit "Plus" at Issue ages 71 through 75        0.60%

There is also an additional charge on each contract anniversary if you choose the optional annual stepped-up death benefit. That charge is the following percent of the optional death benefit amount:

Annual stepped-up death benefit                                  0.10%

TRANSFER FEE

We may charge a transfer fee of $10 for each transfer from one or more subaccounts to other subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We do not charge for your first 12 transfers each contract year.

DEDUCTION FOR STATE PREMIUM TAX

Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates for tax-qualified contracts are presently 0.5% in California, 1.0% in Puerto Rico and West Virginia, 2.0% in Kentucky and 2.25% in the District of Columbia. For non-tax-qualified contracts, the rates are presently 1.0% in Puerto Rico, West Virginia and Wyoming, 1.25% in South Dakota, 2.0% in Kentucky and Maine, 2.25% in the District of Columbia, 2.35% in California and 3.5% in Nevada. The deduction for premium taxes will be made when incurred. Normally, that is not until annuity payments begin. However, in South Dakota and Wyoming, they are presently being deducted from purchase payments.

FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses.

                   DESCRIPTION OF VARIABLE ANNUITY CONTRACTS

10-DAY FREE LOOK

You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the contract value (minus any extra units credited) as of the date of cancellation. To revoke, you must return the contract to us within the free look period. In Georgia, Idaho, Louisiana, Michigan, Missouri, Nebraska, Nevada, North Carolina, Oklahoma, South Carolina, Rhode Island and Utah, state law requires that the original purchase price be returned in lieu of the current contract value if you exercise your free look. Any purchase payments in these states to be allocated to variable Funds will first be allocated to the Money Market Fund until the end of the free look period.

                              ACCUMULATION PERIOD

PURCHASE PAYMENTS


Your first purchase payment must be at least $5,000 ($3,000 for IRAs). You do not have to make any more payments after that. But you may make additional purchase payments at any time of at least $500 each ($300 for payroll deduction plans). We may limit your total purchase payments to $1,500,000. If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.


Form 8598

EXTRA CREDIT


We credit (from our general account) an extra amount to your contract each time you make a purchase payment. The extra credit equals 4% of each purchase payment. We allocate your extra credits pro rata to the subaccounts of VAA and to the Guaranteed Account in the same ratio as the purchase payments.



Extra credits are not part of the amount you will be paid if you use the 10-day free look option. We may not credit extra amounts on purchase payments you make within one year of a free withdrawal to the extent those purchase payments are less than the amount you withdrew. Extra credits within one year of death are not included in amounts payable for death benefits. Extra credits within one year of a stepped-up death benefit are not included in the increased death benefit amount. Extra credits within one year of your confinement are not included in amounts we pay under the Nursing Facility Confinement benefit. Extra credits within one year of your confinement remain part of your contract value, but they will not be included in amounts we pay under the Nursing Facility Confinement benefit. Extra Credits that we recover if you


  - exercise your 10-day free look option,

  - are paid a death benefit (including stepped-up death benefits), or


  - are paid a Nursing Facility Confinement benefit

will not exceed the maximum sales load that would apply to a normal surrender on that date.

We do not consider extra credits to be purchase payments or to be "investment in the contract" as described in Federal Tax Status.

ACCUMULATION UNITS

Until the annuity payout date, the contract value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains constant between purchase payments but their dollar value varies depending upon the investment results of each Fund to which payments are allocated.

CREDITING ACCUMULATION UNITS

Your representative will send an order or application, together with the first purchase payment, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

You must send any additional purchase payments directly to our home office. They will then be applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our home office.

ALLOCATION OF PURCHASE PAYMENTS

You may allocate your purchase payments among up to 10 variable subaccounts of VAA and to the Guaranteed Account. The amount you allocate to any Fund or the Guaranteed Account must equal a whole percent You may change your allocation of future purchase payments at any time by sending written notice to our home office.

ACCUMULATION UNIT VALUE AND ACCUMULATION VALUE

We set the accumulation unit value of each subaccount of VAA at $10 when we credited the first payments for these contracts. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract's value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

Form 8598

NET INVESTMENT FACTOR

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts' accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is

     (1) the net asset value of the corresponding Fund share at the end of a valuation period, plus

     (2) the per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (No federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

SURRENDER AND WITHDRAWAL

Before annuity payments begin (and also after that in the case of annuity Option 1(e) described below) you may surrender (totally withdraw the value of) your contract or withdraw part of the contract value (at least $300). You must make all surrender or withdrawal requests in writing delivered to us at the address on the first page of this prospectus. The surrender charge may then apply. That charge is taken from the total amount withdrawn. For example, if you request a withdrawal of $1,000 during the first two years after the first purchase payment for which there are contract values, and after you have received that year's "free" withdrawal of 10% of the accumulation value, we would pay you $1,000, but the total amount deducted from the contract value would be $1,063.83 (i.e., $1,063.83 x 6% = $63.83). Unless you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any surrender charge. In the case of a surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment described below. Surrenders and withdrawals are limited or not permitted in connection with certain retirement plans. For tax consequences of a surrender or withdrawal, see Federal Tax Status.

If you request a surrender or withdrawal which includes contract values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared. We require the return of the contract in the case of a surrender.

Your right to withdraw may be suspended or the date of payment postponed:

(1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

(2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund's net assets; or

(3) such other periods as the Commission may order to protect security holders.

TRANSFERS AMONG SUBACCOUNTS

You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract's interest in a Fund, if less). Not more than 20% of a contract's Guaranteed Account value (or

Form 8598

$1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.


We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day's total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not made. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.


Certain third parties may offer you asset allocation or timing services for your contract. We may choose to honor transfer requests from these third parties if you give us a written power of attorney to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.

ELECTRONIC ACCESS


If you give us a pre-authorization form, your contract and unit values and interest rates can be checked and transfers may be made by telephoning us between 7:00 a.m. and 8:00 p.m. (Eastern time) on days that we are open for business, at 1-800-366-6654, #8 or by accessing our web site at www.ohionational.com. You may only make one electronic, facsimile or telephone (collectively, "electronic") transfer per day.


We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the owner in writing sent within 48 hours of the electronic request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE ELECTRONIC ACCESS ONCE YOU AUTHORIZE IT.


We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.


SCHEDULED TRANSFERS (DOLLAR COST AVERAGING)

We administer a scheduled transfer ("DCA") program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. At least 12 DCA transfers must be scheduled, but we may permit fewer under some special DCA programs. The transfers may be from any variable Funds to any other Funds or to the Guaranteed Account. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make purchase payments from which DCA transfers will be made. A DCA program from the Guaranteed Account may not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count as the free transfer you are allowed once each calendar month. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market Fund, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed.

Form 8598

DCA might also be used to systematically transfer contract values from variable Funds to the Guaranteed Account in anticipation of retirement, reducing the risk of making a single transfer during a low market.

PORTFOLIO REBALANCING

You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of contract value in each of two or more designated Funds. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.

The transfer charge does not apply to portfolio rebalancing transactions. These transactions do not count against the free transfer you are allowed once each calendar month. You may not have portfolio rebalancing for any Funds that are part of a DCA program.

NURSING FACILITY CONFINEMENT

We will not assess a surrender charge if the annuitant is confined to a state licensed or legally operated in-patient nursing home facility for at least 30 consecutive days. Extra units credited within one year before your confinement are not included in amounts we will pay under this benefit. This waiver of the surrender charge may not be available in all states. It only applies when:

- the confinement begins after the first contract anniversary and before annuity payments begin;

- the contract was issued before the annuitant's 80th birthday, and

- we receive the request for withdrawal, together with proof of the confinement, at our home office while the annuitant is confined or within 90 days after discharge from the facility.

OPTIONAL DEATH BENEFIT


In those states where permitted, you may choose an optional death benefit to be paid to your designated beneficiary if the annuitant (and any contingent annuitant) dies before annuity payments begin. The amount of the death benefit will be determined as of the date of the annuitant's death. It will be paid to the beneficiary in a single sum unless you elect settlement under one or more of the settlement options. We do not now charge for this death benefit. However, we may charge an annual premium up to 0.25% of the death benefit amount for contracts issued in the future. In lieu of the death benefit, the beneficiary may surrender the contract, without incurring a surrender charge, anytime within 60 days after the annuitant's death. If the contract value as of the date of death is less than the death benefit, we will add an amount equal to that difference to your Money Market subaccount.


This death benefit will be the greatest of:

- the contract value (minus any extra units credited within one year of death);
  or


- net purchase payments; or


- the stepped-up death benefit amount if the contract has been in effect for at least 8 years (or 1 year if you chose the annual stepped-up death benefit); or

- the optional enhanced death benefit, plus the greatest of the other options you choose, if you chose that option.


Net purchase payments means your total purchase payments minus any amounts you have withdrawn from the contract.


For the 8-year period beginning on the eighth contract anniversary, the stepped-up death benefit will be the greater of (i) the contract value (minus any extra units credited during the preceding year) as of the eighth anniversary or (ii) the net of purchase payments less withdrawals made on or before the eighth anniversary. At the beginning of each later 8-year period (until the annuitant attains age 90), the stepped up death benefit will be the

Form 8598
greater of (i) the contract value (minus any extra units credited during the preceding year) on that date or (ii) the death benefit as of the last day of the preceding 8-year period. The stepped-up death benefit amount is increased by purchase payments and decreased by withdrawals made during each 8-year period after the eighth anniversary.

In those states where permitted, you may choose an optional annual stepped-up death benefit at the time the contract is issued. With that option, the death benefit will be increased in the manner indicated in the preceding paragraph, until the annuitant attains age 80, on each contract anniversary on which the contract value (minus any extra units credited during the preceding year) exceeds the death benefit for the previous year. There is an additional annual charge (presently at an annual rate of 0.10% of the optional death benefit amount, which rate may be increased to no more than 0.25% on contracts issued in the future) for this optional benefit. Any increase in this charge will not apply to contracts issued before the increase occurs.

In those states where permitted, you may choose an optional enhanced death benefit at the time the contract is issued. This benefit will never exceed $1,000,000. With that option, the following amount will be added to any other amount payable upon the annuitant's death:

- 25% of the lesser of (a) two times net purchase payments or (b) the contract value on the date of death minus net purchase payments; or

- 40% of the lesser of (a) two and a half times net purchase payments, or (b) the contract value on the date of death minus net purchase payments. This is the enhanced death benefit "Plus."

For the regular enhanced death benefit option, there is an additional charge of 0.15% of the variable contract value (or 0.30% if you are age 71 to 75 when your contract is issued). If you choose the enhanced death benefit "Plus," the charge is 0.30% (or 0.60% for issue ages 71 to 75). After the contract has been in effect for 6 months, any purchase payments made within 6 months before the date of death will not be included for calculating the amount of this benefit. You may choose an enhanced death benefit in addition to one of the other death benefit options.


The beneficiary for any death proceeds may choose to continue the contract for up to 5 years. If the beneficiary is the deceased annuitant's spouse, he or she may continue the contract as the new owner and annuitant, and the 5-year limit will not apply. The value of the continued contract, as of the date the death benefit was payable, will equal the amount of the death benefit.


GUARANTEED ACCOUNT

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate purchase payments and contract values between the Guaranteed Account and the Funds.

We invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.

The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

- the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

- interest credited at the rate of 3% per year compounded annually, plus

- any additional excess interest we may credit to guaranteed values, minus

Form 8598

- any withdrawals, loans and transfers from the guaranteed values, minus


- any surrender charge on withdrawals, loan interest, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Guaranteed Account.


No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings.

Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.


OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT ("GMIB")



You may add a GMIB rider to your contract either at the time the contract is issued or on any contract anniversary. GMIB guarantees minimum lifetime fixed income in monthly annuity payments. The amount of these payments is determined by applying the "guaranteed income base" to the annuity tables in the GMIB rider. The guaranteed income base is the greater of (a) your total purchase payments accumulated at an annual rate of 6% (or the actual rate earned for values held in the Guaranteed Account or the Money Market Fund if less than 6%) or (b) your highest total contract value as of any contract anniversary before the annuitant attains age 80. This is reduced proportionately for any withdrawals. If you are age 76 to 80 when GMIB is purchased, the guaranteed annual rate is 4% instead of 6%. You may not purchase GMIB after age 80.



If the amount of annuity payments under the contract would be greater than the amount of payments under the GMIB rider, we will pay the larger amounts.



If you choose GMIB, there is an annual charge of 0.45% of the guaranteed income base as of each contract anniversary.



You may not begin to receive GMIB payments until the GMIB rider has been in effect for at least 10 years. You may elect to receive GMIB payments within 30 days after the rider's 10th anniversary or within 30 days after any later anniversary before the annuitant is age 85. If you are age 75 to 80 when you purchase GMIB, your GMIB payments must begin on the rider's 10th anniversary.



The guaranteed income base is used solely for the purpose of calculating GMIB payments. It does not provide a contract value or guarantee performance of any investment option. Since GMIB is based on conservative actuarial factors, the level of lifetime income it guarantees may be less than the level otherwise provided by the contract value using current annuity factors.



Tax qualified retirement plans have minimum distribution requirements. Participants may be required to begin receiving payments from a tax qualified plan before the rider's 10th anniversary. See "Federal Tax Status" and "Appendix A - IRA Disclosure Statement." If you plan to begin receiving GMIB payments after your required minimum distribution beginning date, please consult your tax advisor to determine if GMIB is appropriate for you.


OHIO NATIONAL LIFE EMPLOYEE DISCOUNT

We and our affiliated companies offer a credit on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser's household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser's minor grandchildren under the Uniform Gifts to Minors Act. This credit counts as additional income under the contract. The amount of the credit equals 2.35% of all purchase payments made in the first contract year and 4.1% of purchase payments made in the second through sixth contract years. We credit the Guaranteed Account in these amounts at the time the eligible person makes

Form 8598
each payment. If an employee exercises his or her free look right, the full amount of the credit will be deducted when we pay the free look proceeds.

TEXAS STATE OPTIONAL RETIREMENT PROGRAM

Under the Texas State Optional Retirement Program (the "Program"), purchase payments may be excluded from the gross income of state employees for federal tax purposes to the extent that such purchase payments do not exceed the exclusion allowance provided by the Code. The Attorney General of Texas has interpreted the Program as prohibiting any participating state employee from receiving the surrender value of a contract funding benefits under the Program prior to termination of employment or the state employee's retirement, death or total disability. Therefore, a participant in the Program may not make a surrender or withdrawal until the first of these events occurs.

                                 ANNUITY PERIOD

ANNUITY PAYOUT DATE

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant's 90th birthday. This restriction may be modified by applicable state law or we may agree to waive it.

The contracts include our guarantee (except for option 1(e) below) that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract's annuity rates, no matter how long you live.

Other than in connection with annuity Option 1(e) described below, once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments. You may make surrenders and withdrawals from Option 1(e) at any time.

ANNUITY OPTIONS

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date.

Option 1(a):  Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant's death).
Option 1(b):  Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.
Option 1(c):  Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.
Option 1(d):  Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.
Option 1(e):  Installment Refund Annuity with payments guaranteed for a fixed number (up to thirty) of years. This option is available for variable annuity payments only. (Although the deduction for risk undertakings is taken from annuity unit values, we have no mortality risk during the annuity payout period under this option.)
Option 2(a):  Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant's death.)

Form 8598


Option 2(b):  Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

The Internal Revenue Service has not ruled on the tax treatment of a commutable variable annuity. If you select Option 1(e), it is possible that the IRS could determine that the entire value of the annuity is fully taxable at the time you elect Option 1(e) or that variable annuity payments under this option should not be taxed under the annuity rules (see Federal Tax Status). This could result in your payments being fully taxable to you. Should the IRS so rule, we may have to tax report up to the full value of the annuity as your taxable income.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

To determine the first variable annuity payment we apply the contract value for each Fund in accordance with the contract's settlement option tables. The rates in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The annuitant's sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.

ANNUITY UNITS AND VARIABLE PAYMENTS

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value that Fund's annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

The annuity unit value for each Fund was set at $10 for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor (described on page 14) for such later valuation period and by a factor (0.999919 for a one-day valuation period) to neutralize the 3% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the 1983(a) Mortality Table Projected to 1996 under Scale G with compound interest at the effective rate of 3% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

Form 8598

TRANSFERS DURING ANNUITY PAYOUT

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. On at least 30 days written notice to our home office we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

                           OTHER CONTRACT PROVISIONS

ASSIGNMENT

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

- the annuitant,

- a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

- the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

- as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

REPORTS AND CONFIRMATIONS

Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.


We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.


SUBSTITUTION FOR FUND SHARES

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA.

CONTRACT OWNER INQUIRIES

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to
4:30 p.m., Eastern time).

PERFORMANCE DATA

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the

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                                        28
percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.


                               FEDERAL TAX STATUS


The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAA are a part of, and are taxed with, our operations, VAA is not separately taxed as a "regulated investment company" under Subchapter M of the Code.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be

Form 8598
entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your "investment in the contract," all further annuity payments will be included in your taxable income.

If you elect to receive the accumulated value in a single sum in lieu of annuity payments, any amount you receive or withdraw in excess of the "investment in the contract" is normally taxable as ordinary income in the year received. A withdrawal of contract values is taxable as income to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." A withdrawal is treated as a distribution of earnings first and only second as a recovery of your "investment in the contract." Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

- received on or after the taxpayer reaches age 59 1/2;

- made to a beneficiary on or after the death of the annuitant;

- attributable to the taxpayer's becoming disabled;

- made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

- from a contract that is a qualified funding asset for purposes of a structured settlement;

- made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

- incident to divorce, or

- taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from a tax-qualified annuity contract is automatically subject to 10% withholding (20% for a non-tax-qualified contract) unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts you receive may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

Form 8598

With respect to earnings accrued and purchase payments made after December 31, 1988, for a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee:

- attains age 59 1/2,

- separates from the employer's service,

- dies,

- becomes disabled as defined in the Code, or

- incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employees gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee's gross income up to certain limits in the Code.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936. If you receive such a distribution you may be able to make a "tax-free rollover" of the distribution less your "investment in the contract" into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

WITHHOLDING ON DISTRIBUTION

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

See IRA Disclosure Statement (Appendix A), following.

Form 8598

APPENDIX A

                            IRA DISCLOSURE STATEMENT

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

FREE LOOK PERIOD

The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 10 days after it is delivered. This is a more liberal provision than is required in connection with IRAs. To exercise this "free-look" provision write or call our administrative office at the address shown below:


The Ohio National Life Insurance Company

Variable Annuity Administration
P. O. Box 2669
Cincinnati, Ohio 45201
Telephone: 1-800-366-6654 -- 8:30 a.m. - 4:30 p.m. (Eastern time zone)

ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS

Contributions to a traditional IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have Adjusted Gross Income which does not exceed the "applicable dollar limit". For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEPP, those funds are not treated as current taxable income to the employee. Elective deferrals under a SEPP-IRA are subject to an inflation-adjusted limit which is $11,000 for 2002. Salary-reduction SEPP-IRAs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New salary-reduction SEPPs may not be established after 1996.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $3,000 in 2002 (increasing to $4,000 in 2005 and $5,000 in 2008) or (2) 100% of your earned compensation. Those age 50 or older may make an additional IRA contribution of $500 per year from 2002 to 2005, and $1,000 per year in 2006 and later. Contributions in excess of the deduction limits may be subject to penalty. See below.

Form 8598

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 25% of your salary or $40,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. We have asked the Internal Revenue Service to review the format of your SEPP-IRA and to issue an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $3,000 or (2) 100% of taxable alimony. (See scheduled increases above.)

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an "excess contribution". You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions for penalties imposed on withdrawal when the contribution exceeds $3,000).

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the contract value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $6,000 each may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA's; (ii) $6,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions". If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

Form 8598

ROLLOVER CONTRIBUTION

Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later roll over such a contribution to another qualified retirement plan as long as the IRA assets are not mixed with assets that did not originate in a qualified plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

PREMATURE DISTRIBUTIONS

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age or 59 1/2 totally disabled unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

DISTRIBUTION AT RETIREMENT

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

INADEQUATE DISTRIBUTIONS -- 50% TAX

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

Form 8598

DEATH BENEFITS

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun, the entire amount must be distributed over a period of time not exceeding your beneficiary's life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $100,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.

For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. If such a rollover, transfer or conversion occurred before 1/1/99, the portion of the amount includable in gross income must be included in income ratably over the next four years beginning with the year in which the transaction occurred. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A NON-ROTH IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.

"Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2;
(b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner's death subject to certain exceptions.

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $7,000 in 2002 (increasing $1,000 per year to $10,000 in 2005). Employees age 50 and older may contribute an additional $1,000 in 2002 (increasing $1,000 per year to an additional $5,000 in 2006). Distributions from a

Form 8598

SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

REPORTING TO THE IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

                    ILLUSTRATION OF IRA FIXED ACCUMULATIONS

                          AGE 60                         AGE 65                         AGE 70
                        GUARANTEED                     GUARANTEED                     GUARANTEED
                     SURRENDER VALUE                SURRENDER VALUE                SURRENDER VALUE
               ----------------------------   ----------------------------   ----------------------------
                                  $2,000                         $2,000                         $2,000
                  $1,000         ONE TIME        $1,000         ONE TIME        $1,000         ONE TIME
   CONTRACT       ANNUAL         LUMP SUM        ANNUAL         LUMP SUM        ANNUAL         LUMP SUM
  ANNIVERSARY  CONTRIBUTIONS   CONTRIBUTION   CONTRIBUTIONS   CONTRIBUTION   CONTRIBUTIONS   CONTRIBUTION
  -----------  -------------   ------------   -------------   ------------   -------------   ------------
       1        $    925.35     $2,027.45      $    925.35     $2,027.45      $    925.35     $2,027.45
       2           1,878.46      2,055.72         1,878.46      2,055.72         1,878.46      2,055.72
       3           2,870.01      2,083.76         2,870.01      2,083.76         2,870.01      2,083.76
       4           3,901.83      2,111.91         3,901.83      2,111.91         3,901.83      2,111.91
       5           4,975.45      2,140.16         4,975.45      2,104.16         4,975.45      2,140.16
       6           6,102.14      2,166.24         6,102.14      2,166.24         6,102.14      2,166.24
       7           7,276.08      2,194.24         7,276.08      2,194.24         7,276.08      2,194.24
       8           8,497.12      2,222.31         8,497.12      2,222.31         8,497.12      2,222.31
       9           9,757.56      2,253.98         9,757.56      2,253.98         9,757.56      2,253.98
      10          11,055.81      2,286.60        11,055.81      2,286.60        11,055.81      2,286.60
      15          18,155.17      2,464.97        18,155.17      2,464.97        18,155.17      2,464.97
      20          26,385.27      2,671.76        26,385.27      2,671.76        26,385.27      2,671.76
      25          35,926.22      2,911.48        35,926.22      2,911.48        35,926.22      2,911.48
      30          46,986.79      3,189.39        46,986.79      3,189.39        46,986.79      3,189.39
      35          59,809.02      3,511.55        59,809.02      3,511.55        59,809.02      3,511.55
      40          74,673.50      3,885.03        74,673.50      3,885.03        74,673.50      3,885.03
      45          91,905.51      4,318.00        91,905.51      4,318.00        91,905.51      4,318.00
      50         111,882.13      4,819.92       111,882.13      4,819.92       111,882.13      4,819.92
      55         135,040.51      5,401.79       135,040.51      5,401.79       135,040.51      5,401.79
      60         161,887.42      6,076.34       161,887.42      6,076.34       161,887.42      6,076.34
      65                                        193,010.34      6,858.32       193,010.34      6,858.32
      70                                                                       229,090.34      7,764.85

- Guaranteed Interest Rate: 3.00% is applicable to each contract anniversary.

- The Surrender Value is the Accumulation Values less the Contingent Deferred Sales Charge.

Form 8598


        STATEMENT OF ADDITIONAL INFORMATION CONTENTS
Custodian
Independent Certified Public Accountants
Underwriter
Calculation of Money Market Subaccount Yield
Total Return
Loans under Tax-Sheltered Annuities
Financial Statements for VAA and Ohio National Life

Form 8598

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                        OHIO NATIONAL VARIABLE ACCOUNT A
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (513) 794-6514


                       STATEMENT OF ADDITIONAL INFORMATION


                                 April 1, 2002



This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account A ("VAA") flexible purchase payment individual variable annuity contracts dated April 1, 2002. To get a free copy of the prospectus for VAA, write or call us at the above address.



                                Table of Contents

               Custodian . . . . . . . . . . . . . . . . . . . . . . . . .   2
               Independent Certified Public Accountants  . . . . . . . . .   2
               Underwriter . . . . . . . . . . . . . . . . . . . . . . . .   2
               Calculation of Money Market Yield . . . . . . . . . . . . .   3
               Total Return  . . . . . . . . . . . . . . . . . . . . . . .   3
               Loans Under Tax-sheltered Annuities . . . . . . . . . . . .   5
               Financial Statements. . . . . . . . . . . . . . . . . . . .   6










                                "ONCORE XTRA VA"

CUSTODIAN

We have a custody agreement with Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, under which Firstar holds custody of VAA's assets. The agreement provides for Firstar to purchase Fund shares at their net asset value determined as of the end of the valuation period during which we receive the deposit. At our instruction, Firstar redeems the Fund shares held by VAA at their net asset value determined as of the end of the valuation period during which we receive or make a redemption request. In addition, Firstar keeps appropriate records of all of VAA's transactions in Fund shares.

The custody agreement requires Firstar to always have aggregate capital, surplus and undivided profit of not less than $2 million. It does not allow Firstar to resign until (a) a successor custodian bank having the above qualifications has agreed to serve as custodian, or (b) VAA has been completely liquidated and the liquidation proceeds properly distributed. Subject to these conditions, the custody agreement may be terminated by either us or Firstar upon sixty days written notice. We pay Firstar a fee for its services as custodian.


INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The financial statements of Ohio National Variable Account A and The Ohio National Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

UNDERWRITER

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. ("ONEQ"), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAA, and the amounts retained by ONEQ, for each of the last three years have been:



                      Aggregate              Retained
Year                 Commissions            Commissions
----                 -----------            -----------
2001                  $71,902,574           $9,756,149
2000                  $36,865,077           $6,236,346
1999                  $14,608,378           $2,619,496

CALCULATION OF MONEY MARKET YIELD

The annualized current yield of the Money Market subaccount for the seven days ended on December 31, 2001, was 1.46%. This was calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, dividing the net change in value by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.


TOTAL RETURN

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                                 P(1 + T)n = ERV

      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (May 1, 1998). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, we convert the $30 annual contract administration charge to an annual percentage charge of 0.00%. This is based upon an average contract value of $82,400. The actual effect that the contract administration charge would have on total returns would be less than that percentage for contracts having a higher value and greater than that for contracts having a lower value.

The average annual total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 2001 (assuming surrender of the contract then) are as follows:



                                                                                                                  Fund
                                                    One          Five           Ten      From Fund     Returns   Inception
                                                    Year         Years          Years    Inception     in VAA*    Date
                                                   ------       -------       -------   -----------   --------  ----------
Ohio National Fund:
Money Market                                         2.35%       3.73%        3.21%       5.42%        5.42%     3/20/1980
Equity                                              -9.70%       3.61%        7.51%       8.34%        8.34%     1/14/1971
Bond                                                 6.92%       4.37%        5.01%       6.42%        6.42%     11/2/1982
Omni                                               -14.27%      -1.03%        4.36%       6.72%        6.72%     9/10/1984
S&P 500 Index                                      -14.53%         N/A          N/A       9.48%        9.48%      1/3/1997
International                                      -30.54%      -1.92%          N/A       4.75%        4.75%      5/3/1993
International Small Co                             -30.26%       2.09%          N/A       4.21%        4.21%     3/31/1995
Capital Appreciation                                 8.18%      11.81%          N/A      12.68%       12.68%     4/30/1994
Discovery                                          -19.49%      10.86%          N/A      15.71%       15.71%     4/30/1994
Aggressive Growth                                  -32.76%      -9.92%          N/A      -4.35%       -4.35%     3/31/1995
Growth & Income                                     -14.04         N/A          N/A      12.08%       12.08%      1/3/1997
Capital Growth                                     -15.79%         N/A          N/A      19.14%       19.14%      5/1/1998
High Income Bond                                     2.83%         N/A          N/A      -1.74%       -1.74%      5/1/1998
Equity Income                                      -13.05%         N/A          N/A      -2.19%       -2.19%      5/1/1998
Blue Chip                                           -5.56%         N/A          N/A      -0.06%       -0.06%      5/1/1998
Core Growth                                        -40.34%         N/A          N/A       0.28%        0.28%      1/3/1997
Nasdaq-100 Index                                   -33.59%         N/A          N/A     -42.20%      -42.20%      5/1/2000

Dow Target Variable Fund:
Dow 10, January                                     -4.86%         N/A          N/A      -0.99%       -0.99%      1/4/1999
Dow 10, February                                    -5.77%         N/A          N/A       1.21%        1.21%      2/1/1999
Dow 10, March                                       -6.29%         N/A          N/A      -0.26%       -0.26%      3/1/1999
Dow 10, April                                       -3.45%         N/A          N/A      -0.26%       -0.26%      4/1/1999
Dow 10, May                                         -2.87%         N/A          N/A      -3.38%       -3.38%      5/1/1999
Dow 10, June                                        -2.68%         N/A          N/A      -4.79%       -4.79%      6/1/1999
Dow 10, July                                        -4.71%         N/A          N/A      -5.53%       -5.53%      7/1/1999
Dow 10, August                                      -4.39%         N/A          N/A      -6.26%       -6.26%      8/1/1999
Dow 10, September                                   -5.35%         N/A          N/A      -6.77%       -6.77%      9/1/1999
Dow 10, October                                     -2.95%         N/A          N/A      -1.59%       -1.59%     10/1/1999
Dow 10, November                                    -2.71%         N/A          N/A      -3.99%       -3.99%     11/1/1999
Dow 10, December                                    -2.26%         N/A          N/A      -1.90%       -1.90%     12/1/1999
Dow 5, January                                      -4.63%         N/A          N/A       3.18%        3.18%      1/3/2000
Dow 5, February                                     -2.81%         N/A          N/A       8.55%        8.55%      2/1/2000
Dow 5, March                                        -5.92%         N/A          N/A      13.91%       13.91%      3/1/2000
Dow 5, April                                       -11.87%         N/A          N/A       4.82%        4.82%      4/1/2000
Dow 5, May                                         -10.51%         N/A          N/A       8.35%        8.35%      5/1/2000
Dow 5, June                                         -9.67%         N/A          N/A       3.22%        3.22%      6/1/2000
Dow 5, July                                         -6.61%         N/A          N/A       6.34%        6.34%      7/1/2000
Dow 5, August                                        0.48%         N/A          N/A      12.59%       12.59%      8/1/2000
Dow 5, September                                     0.94%         N/A          N/A      -5.76%       -5.76%      9/1/1999
Dow 5, October                                       1.77%         N/A          N/A      -3.35%       -3.35%     10/1/1999
Dow 5, November                                      0.85%         N/A          N/A      -6.81%       -6.81%     11/1/1999
Dow 5, December                                      2.90%         N/A          N/A       4.07%        4.07%     12/1/1999

Brinson Series Trust:
Tactical Allocation                                -13.76%         N/A          N/A       6.06%       -8.93%     9/29/1998

First American Insurance Portfolios:
Corporate Bond                                       6.76%         N/A          N/A       2.89%        2.89%      1/3/1997
Equity Income                                          N/A         N/A          N/A       2.17%        2.17%    12/17/2001

Goldman Sachs Variable Insurance Trust:
G.S. Growth & Income                               -10.60%         N/A          N/A      -2.37%       -9.16%     1/12/1998
G.S. Core U.S. Equity                              -13.17%         N/A          N/A       1.89%       -2.94%     2/12/1998
G.S. Capital Growth                                -15.65%         N/A          N/A       2.08%        2.08%     4/30/1998

Janus Aspen Series Service Shares:
Growth                                             -25.94%       7.24%          N/A       9.94%      -32.04%     9/13/1993
International Growth                               -24.49%       8.36%          N/A      12.06%      -32.34%      5/2/1994
Worldwide Growth                                   -23.69%       9.24%          N/A      13.84%      -31.20%     9/13/1993
Balanced                                            -6.23%      12.51%          N/A      12.75%      -10.18%     9/13/1993

J.P. Morgan Series Trust II:
Mid Cap Value                                          N/A         N/A          N/A      10.87%        1.87%     9/28/2001
Small Company                                       -9.31%       4.60%          N/A      10.19%       -3.33%      1/3/1995

Lazard Retirement Series:
Small Cap                                           16.98%         N/A          N/A       7.66%       11.65%     11/4/1997
Emerging Markets                                    -6.39%         N/A          N/A      -7.63%       -9.62%     11/3/1997

MFS Variable Insurance Trust:
Investors Growth Stock                             -25.87%         N/A          N/A     -21.90%        1.13%      5/1/2000
Mid Cap Growth                                     -18.77%         N/A          N/A     -13.68%        3.56%      5/1/2000
New Discovery                                       -6.57%         N/A          N/A      -8.25%        9.26%      5/1/2000
Total Return                                        -1.36%         N/A          N/A       6.65%       -2.57%      5/1/2000

PBHG Insurance Series:
Tech & Communication                               -52.98%         N/A          N/A       3.79%      -64.16%     4/30/1997

Prudential Series Fund:
Prudential Jennison                                -19.74%       9.10%          N/A      11.07%      -24.42%     4/24/1995
20/20 Focus                                         -2.68%         N/A          N/A       2.42%       -9.19%      5/2/1999

Salomon Brothers Variable Series Funds:
Capital                                              0.49%         N/A          N/A      13.76%       10.55%     2/17/1998
Total Return                                        -2.18%         N/A          N/A       2.05%       -0.77%     2/17/1998
Investors                                           -5.48%         N/A          N/A       6.85%        3.68%     2/17/1998

Strong Variable Insurance Funds:
Mid Cap Growth II                                  -31.73%      11.47%          N/A      11.47%        4.31%    12/31/1996
Opportunity II                                      -5.04%      12.94%          N/A      -5.04%        5.03%      5/8/1992

Variable Insurance Products Fund:
VIP Contrafund                                     -13.69%       8.56%          N/A      14.20%      -17.54%     1/31/1995
VIP Mid Cap                                         -4.86%         N/A          N/A      22.34%        0.23%    12/31/1998
VIP Growth                                         -19.01%       9.75%       11.49%      11.93%      -25.41%    10/31/1986

* The "Returns in VAA" are the standardized total returns from the time these Funds were added to VAA through December 31, 2000. The Goldman Sachs Variable, Janus Aspen Series, J.P. Morgan Small Company Portfolio, Salomon Brothers Variable and Strong Variable Insurance Funds were added to VAA May 1, 1998. The Dow Target 10 series was added to VAA beginning January 1, 1999. The Dow Target 5 series was added to VAA beginning September 1, 1999. The Lazard Retirement Series Funds were added to VAA May 1, 1999. The Brinson Series Trust was added to VAA July 1, 1999. The Prudential Series Fund was added January 3, 2000. The Janus Aspen Series Service Shares, PBHG and VIP funds were added to VAA May 1, 2000. The J.P. Morgan Mid Cap Value Portfolio and MFS Variable Insurance Trust were added to VAA November 1, 2001.

LOANS UNDER TAX-SHELTERED ANNUITIES

Contracts issued as tax-sheltered annuities under plans qualifying under Section 403(b) of the Code, and allowing for voluntary contributions only, are eligible for loans secured by a security interest in the contract. A loan must be for at least $1,000 and may only be made from the Guaranteed Account. The loan amount is limited by the maximum loan formula described in your contract.

We charge an annual effective rate of interest up to 7%. You must generally repay your loans within 5 years (or 20 years if you use the loan to purchase your primary home).

The amount of the death benefit, the amount payable on a full surrender and the amount that will be applied to provide an annuity will all be reduced by your loan balance, including accrued interest.

                        OHIO NATIONAL VARIABLE ACCOUNT A


                                    FORM N-4





                                     PART C


                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


The following financial statements of the Registrant will be included in Part B of this Registration Statement by a follow-up post-effective amendment to be filed on or before the designated effective date hereof:

      Independent Auditors' Report of KPMG LLP dated February __, 2002

      Statements of Assets and Contract Owners' Equity, December 31, 2001

      Statement of Operations and Changes in Contract Owners' Equity for the Years Ended December 31, 2001 and 2000

      Notes to Financial Statements, December 31, 2001

      Schedules of Changes in Unit Values for the Years Ended December 31, 2000 and 2000

The following consolidated financial statements of the Depositor and its subsidiaries also will be included in Part B of this Registration Statement by a follow-up post-effective amendment to be filed on or before the designated effective date hereof:

      Independent Auditors' Report of KPMG LLP dated January __, 2002

      Consolidated Balance Sheets, December 31, 2001 and 2000

      Consolidated Statements of Income for the Years Ended December 31, 2001, 2000 and 1999

      Consolidated Statements of Equity for the Years Ended December 31, 2001, 2000 and 1999

      Consolidated Statements of Cash Flows for the Years Ended December 31, 2001, 2000 and 1999

      Notes to Consolidated Financial Statements, December 31, 2001, 2000
      and 1999

Consent of the following will be added by a follow-up post-effective amendment to be filed on or before the designated effective date hereof:

KPMG LLP


Exhibits:

All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

      (1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant's registration statement on Form S-6 on August 3, 1982 (File no. 2-78652).

      (3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit
             (3)(a) of the Registrant's Form N-4 on December 30, 1997 (File no. 333-43515).

      (3)(b) Registered Representative's Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant's Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213).

      (3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant's registration statement on Form S-6 on May 18, 1984 (File no. 2-91213).

      (3)(d) Selling Agreement and commission schedule between Ohio National Equities, Inc. and other broker-dealers for the distribution of "ONcore" Variable Annuities was filed as Exhibit (3)(d) of the Registrant's Form N-4, Pre-effective Amendment No. 2 on April 16, 1998.

      (3)(e) Fund Participation Agreement between the Depositor and Janus Aspen Series was filed as Exhibit (3)(e) of the Registrant's Form N-4, Pre-effective Amendment no. 1 on April 10, 1998
             (File no. 333-43515).

      (3)(f) Participation Agreement between the Depositor and Strong Variable Insurance Funds, Inc. was filed as Exhibit (3)(f) of the Registrant's Form N-4, Pre-effective Amendment no. 1 on
             April 10, 1998 (File no. 333-43515).

      (4) Variable Deferred Annuity Contract, Form 98-VA-2, was filed as Exhibit (4) of the Registrant's Form N-4 on December 30, 1997 (File no. 333-43515).

      (5)(a) Tax-Qualified Variable Annuity Application, Form V-4890-A, was filed as Exhibit (5)(a) of the Registrant's registration statement on Form N-4, Post-effective Amendment no. 18 on April 25, 1996 (File No. 2-91213).

      (6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

      (6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

      (8) Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of the Registrant's Form N-4, Post-effective Amendment no. 22 on March 2, 1998 (File no. 2-91213) and
             Exhibit (8)(a) of the Registrant's Form N-4, Post-effective Amendment no. 2 on March 2, 1999 (File no. 333-43511).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                 Positions and Offices
Business Address                   with Depositor
----------------                   --------------

Trudy K. Backus*                   Vice President, Individual Insurance Services

Thomas A. Barefield*               Senior Vice President, Institutional Sales

Lee E. Bartels*                    Vice President, Individual Underwriting
                                   Operations

Howard C. Becker*                  Senior Vice President, Individual Insurance
                                   & Corporate Services

Ronald L. Benedict*                Corporate Vice President, Counsel and
                                   Secretary

Michael A. Boedeker*               Vice President, Senior Investment Officer

Robert A. Bowen*                   Senior Vice President, Information Systems

Roylene M. Broadwell*              Vice President & Treasurer

Dale P. Brown                      Director
36 East Seventh Street
Cincinnati, Ohio 45202

Jack E. Brown                      Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh                Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202

Victoria B. Buyniski Gluckman      Director
2343 Auburn Avenue
Cincinnati, Ohio 45219

Christopher A. Carlson*            Vice President, Senior Investment Officer

George E. Castrucci                Director
8355 Old Stable Road
Cincinnati, Ohio 45243

Raymond R. Clark                   Director
201 East Fourth Street
Cincinnati, Ohio 45202

Robert Conway*                     Vice President, PGA Marketing Eastern
                                   Division

David W. Cook*                     Senior Vice President and Actuary

Ronald J. Dolan*                   Director and Executive Vice President and
                                   Chief Financial Officer

Anthony G. Esposito*               Vice President, Human Resources &
                                   Corporate Services

Michael J. Ferry*                  Vice President, Information Systems

Jerry A. Grundhofer                Director
601 Second Avenue, Suite 2906
Minneapolis, Minnesota 55402

Diane S. Hagenbuch*                Vice President, Corporate Relations
                                   & Communications


Michael F. Haverkamp*              Senior Vice President and General Counsel


John A. Houser III*                Vice President, Claims

Name and Principal                Positions and Offices
Business Address                  with Depositor
----------------                  --------------

William J. McFadden*              Vice President, PGA Marketing Western
                                  Division

James I. Miller, II*              Vice President and Actuary

Carolyn M. Nightingale*           Vice President, Marketing Support

Thomas O. Olson*                  Vice President and Chief Underwriting Officer

David B. O'Maley*                 Director, Chairman, President and Chief
                                  Executive Officer

James F. Orr                      Director
201 East Fourth Street
Cincinnati, Ohio 45202

John J. Palmer*                   Director and Executive Vice President,
                                  Strategic Initiatives

George B. Pearson, Jr.*           Vice President, PGA Marketing


William C. Price*                 Vice President and Counsel


J. Donald Richardson*             Senior Regional Vice President

Arthur J. Roberts*                Vice President, Controller

D. Gates Smith*                   Director and Executive Vice President, Agency
                                  and Group Distribution

Michael D. Stohler*               Director and Vice President, Mortgages and
                                  Real Estate



Barbara A. Turner*                Vice President, Broker Dealer Operations

Dennis C. Twarogowski*            Vice President, Career Marketing

Dr. David S. Williams*            Vice President and Medical Director


*The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)                                     Jurisdiction                % Owned
The Ohio National Life Insurance Company                     Ohio                     100%

OnFlight, Inc.                                               Ohio                     100%
(aviation)

ON Global Holdings, Inc.                                     Delaware                 100%
(holding company, foreign insurance)

Fiduciary Capital Management, Inc.                           Connecticut               51%
(investment adviser)

SMON Holdings, Inc.                                          Delaware                  50%
(insurance holding company)

Suffolk Capital Management LLC                               Delaware                  81%
(investment adviser)

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Ohio National Life Assurance Corporation                     Ohio                     100%

Ohio National Equities, Inc.                                 Ohio                     100%
(securities broker dealer)

Ohio National Investments, Inc.                              Ohio                     100%
(investment adviser)

The O.N. Equity Sales Company                                Ohio                     100%
(securities broker dealer)

Enterprise Park, Inc.                                        Georgia                  100%
(real estate holding company)

Ohio National Fund, Inc.                                     Maryland      (more than) 90%
(registered investment company

ONE Fund, Inc.                                               Maryland      (more than) 10%
(registered investment company)

Dow Target Variable Fund LLC                                 Ohio                     100%
(registered investment company)


The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

O.N. Investment Management Company                           Ohio                     100%
(investment adviser)

Ohio National Insurance Agency, Inc.                         Indiana                  100%

Ohio National Insurance Agency of Alabama, Inc.              Alabama                  100%

Ohio National Insurance Ageny of Massachusetts, Inc.         Massachusetts            100%

Ohio National Insurance Agency of North Carolina, Inc.       North Carolina           100%

ON Global Holdings, Inc. owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.

SMON Holdings, Inc. owns 100% of the voting securities of National Security Life and Annuity Company, a life insurance company organized under the laws of New York.

ITEM 27.  NUMBER OF CONTRACTOWNERS

As of January 16, 2002, the Registrant's contracts were owned by 39,139 owners.

ITEM 28.  INDEMNIFICATION

The sixth article of the Depositor's Articles of Incorporation, as amended, provides as follows:

      Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

      Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor's Code of Regulations states as follows:

      If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation's request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

ITEM 29.  PRINCIPAL UNDERWRITERS

The principal underwriter of the Registrant's securities is presently Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor's subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust; and ONE Fund, Inc., an open-end investment company of the management type.

The directors and officers of ONEQ are:


      Name                                 Position with ONEQ
      ----                                 -----------------------

      David B. O'Maley                     Chairman and Director
      John J. Palmer                       President and Director
      Thomas A. Barefield                  Senior Vice President
      James I. Miller                      Vice President and Director
      Trudy K. Backus                      Vice President and Director
      Ronald L. Benedict                   Secretary and Director
      Barbara A. Turner                    Operations Vice President, Treasurer & Compliance Officer



The principal business address of each of the foregoing is One Financial Way, Cincinnati, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:


Net Underwriting               Compensation
Discounts and on Redemption    Brokerage
Commissions                    or Annuitization               Commissions            Compensation
-----------                    ----------------               -----------            ------------
$71,902,574                         None                          None                   None


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)      Journals and other records of original entry:

         The Ohio National Life Insurance Company ("Depositor")
         One Financial Way
         Montgomery, Ohio  45242

        Firstar Bank, N.A. ("Custodian")
        425 Walnut Street
        Cincinnati, Ohio 45202

(2)     General and auxiliary ledgers:

        Depositor and Custodian

(3)     Securities records for portfolio securities:

        Custodian

(4)     Corporate charter, by-laws and minute books:

        Registrant has no such documents.

(5)     Records of brokerage orders:

        Not applicable.

(6)     Records of other portfolio transactions:

        Custodian

(7)     Records of options:

        Not applicable

(8)     Records of trial balances:

        Custodian

(9)     Quarterly records of allocation of brokerage orders and commissions:

        Not applicable

(10)    Records identifying persons or group authorizing portfolio transactions:

        Depositor

(11)    Files of advisory materials:

        Not applicable

(12)    Other records

        Custodian and Depositor

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

(a) Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, The Ohio National Life

Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by The Ohio National Life Insurance Company.


(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 22nd day of January, 2002.



                          OHIO NATIONAL VARIABLE ACCOUNT A
                                    (Registrant)

                           By THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                     (Depositor)


                           By /s/ John J. Palmer
                              -----------------------------------------
                            John J. Palmer, Executive Vice President,
                                 Strategic Initiatives

Attest:
/s/Ronald L. Benedict
--------------------------------
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 22nd day of January, 2002.


                              THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                               (Depositor)


                              By /s/ John J. Palmer
                                 ------------------------------------------
                                John J. Palmer, Executive Vice President,
                                                 Strategic Initiatives

Attest:


/s/Ronald L. Benedict
---------------------------------
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                  Title                         Date
---------                                  -----                         ----


 s/David B. O'Maley                        Chairman, President,          January 22, 2002
--------------------------------           Chief Executive Officer
 David B. O'Maley                          and Director

*s/Dale P. Brown                           Director                      January 22, 2002
--------------------------------
 Dale P. Brown


*s/Jack E. Brown                           Director                      January 22, 2002
--------------------------------
 Jack E. Brown


*s/William R. Burleigh                     Director                      January 22, 2002
--------------------------------
 William R. Burleigh


*s/Victoria B. Buyniski Gluckman           Director                      January 22, 2002
--------------------------------
 Victoria B. Buyniski Gluckman

                                           Director
--------------------------------
 George E. Castrucci


*s/Raymond R. Clark                        Director                      January 22, 2002
--------------------------------
 Raymond R. Clark


 s/Ronald J. Dolan                         Director                      January 22, 2002
--------------------------------
 Ronald J. Dolan

                                           Director
--------------------------------
 Jerry A. Grundhofer

                                           Director
--------------------------------
 John W. Hayden


*s/James F. Orr                            Director                      January 22, 2002
--------------------------------
 James F. Orr


s/John J. Palmer                           Director                      January 22, 2002
--------------------------------
 John J. Palmer



 s/D. Gates Smith                Director                      January 22, 2002
-------------------------
 D. Gates Smith


 s/Stuart G. Summers             Director                      January 22, 2002
-------------------------
 Stuart G. Summers



*By s/ John J. Palmer
-------------------------
 John J. Palmer, Attorney in Fact pursuant to Powers of Attorney, copies of which have previously been filed as exhibits to the Registrant's registration statement.

                         INDEX OF CONSENTS AND EXHIBITS


                                                                              Page Number in
Exhibit                                                                       Sequential
Number                  Description                                           Numbering System
------                  -----------                                           ----------------


